LEASES	12 Months Ended
Dec. 31, 2025
Disclosure of leases [Abstract]
LEASES	LEASES
ACCOUNTING POLICY
At inception of a contract, we assess whether that contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, we assess whether:
•the contract involves the use of an identified asset;
•we have the right to obtain substantially all of the economic benefits from use of the identified asset throughout the period of use; and
•we have the right to direct the use of the asset.

LESSEE ACCOUNTING
We record a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, consisting of:
•the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date; plus
•any initial direct costs incurred; and
•an estimate of costs to dismantle and remove the underlying asset or restore the site on which it is located; less
•any lease incentives received.

The right-of-use asset is depreciated on a straight-line basis over the lease term, unless we expect to obtain ownership of the leased asset at the end of the lease. The lease term consists of:
•the non-cancellable period of the lease;
•periods covered by options to extend the lease, where we are reasonably certain to exercise the option; and
•periods covered by options to terminate the lease, where we are reasonably certain not to exercise the option.

If we expect to obtain ownership of the leased asset at the end of the lease, we depreciate the right-of-use asset over the underlying asset's estimated useful life. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, our incremental borrowing rate. We generally use our incremental borrowing rate as the interest rate implicit in our leases cannot be readily determined. The lease liability is subsequently measured at amortized cost using the effective interest rate method.

Lease payments included in the measurement of the lease liability include:
•fixed payments, including in-substance fixed payments;
•variable lease payments that depend on an index or rate;
•amounts expected to be payable under a residual value guarantee; and
•the exercise price under a purchase option that we are reasonably certain to exercise, lease payments in an optional renewal period if we are reasonably certain to exercise an extension option, and penalties for early termination of a lease unless we are reasonably certain not to terminate early.

The lease liability is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in our estimate of the amount expected to be payable under a residual value guarantee, or if we change our assessment of whether or not we will exercise a purchase, extension, or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset. The lease liability is also remeasured when the underlying lease contract is amended.

We have elected not to separate fixed non-lease components and account for the lease and any fixed non-lease components as a single lease component.

Variable lease payments
Certain leases contain provisions that result in differing lease payments over the term as a result of market rate reviews or changes in the Consumer Price Index (CPI) or other similar indices. We reassess the lease liabilities related to these leases when the index or other data is available to calculate the change in lease payments.
Certain leases require us to make payments that relate to property taxes, insurance, and other non-rental costs. These non-rental costs are typically variable and are not included in the calculation of the right-of-use asset or lease liability.

LESSOR ACCOUNTING
When we act as a lessor, we determine at lease inception whether each lease is a finance lease or an operating lease.

In order to classify each lease as either finance or operating, we make an overall assessment of whether the lease transfers to the lessee substantially all of the risks and rewards incidental to ownership of the underlying asset. If it does, the lease is a finance lease; if not, it is an operating lease.

We act as the lessor on certain collocation leases, whereby, due to certain regulatory requirements, we must allow other telecommunication companies to lease space on our wireless network towers. We do not believe we transfer substantially all of the risks and rewards incidental to ownership of the underlying leased asset to the lessee and therefore classify these leases as operating leases.

If an arrangement contains both lease and non-lease components, we apply IFRS 15 to allocate the consideration in the contract between the lease and the non-lease components.

We recognize lease payments received under operating leases into revenue on a straight-line basis.

ESTIMATES
We estimate the lease term by considering the facts and circumstances that can create an economic incentive to exercise an extension option, or not exercise a termination option. We make certain qualitative and quantitative assumptions when deriving the value of the economic incentive.

JUDGMENTS
Lessee
We make judgments in determining whether a contract is or contains a lease, which involves assessing whether a contract contains an identified asset (either a physically distinct asset or a capacity portion that represents substantially all of the capacity of the asset). Additionally, the contract should provide us with the right to substantially all of the economic benefits from the use of the asset.

We also make judgments in determining whether we have the right to control the use of the identified asset. We have that right when we have the decision-making rights that are most relevant to changing how and for what purpose the asset is used. In rare cases where the decisions about how and for what purpose the asset is used are predetermined, we have the right to direct the use of the asset if we have the right to operate the asset or if we designed the asset in a way that predetermines how and for what purpose the asset will be used.

We make judgments in determining the incremental borrowing rate used to measure our lease liability for each lease contract, including an estimate of the asset-specific security impact. The incremental borrowing rate should reflect the interest that we would have to pay to borrow the funds necessary to obtain a similar asset at a similar term, with a similar security, in a similar economic environment.

Certain of our leases contain extension or renewal options that are exercisable only by us and not by the lessor. At lease commencement, we assess whether we are reasonably certain to exercise any of the extension options based on our expected economic return from the lease. We are typically reasonably certain of exercising extension options on our network leases, primarily due to the significant cost that would be required to relocate our network towers and related equipment. We reassess whether we are reasonably certain to exercise the options if there is a significant event or significant change in circumstance within our control and account for any changes at the date of the reassessment.

Lessor
We make judgments in determining whether a lease should be classified as an operating lease or a finance lease based on if the agreement transfers substantially all the risks and rewards incidental to ownership of the underlying asset.

DETAILS OF LEASES
We primarily lease:
•land and buildings relating to our wireless and cable networks, our retail store presence, and certain of our offices and other corporate buildings;
•wireless and cable network collocations on or in structures owned by other entities and certain wireless network equipment;
•customer premise equipment; and
•the majority of our vehicle fleet.

The non-cancellable contract periods for our leases typically range from three to twenty years.
RIGHT-OF-USE ASSETS
The tables below summarize our right-of-use assets as at December 31, 2025 and 2024.

(In millions of dollars)	Land and buildings	Cable and wireless networks	Customer premise equipment	Equipment and vehicles	Total right-of use assets
Cost
As at January 1, 2025	2,142	956	810	139	4,047
Additions	329	194	285	74	882
Acquisitions from business combinations (note 3)	120	—	—	1	121
Disposals and other	(47)	—	(171)	(35)	(253)
As at December 31, 2025	2,544	1,150	924	179	4,797

Accumulated depreciation
As at January 1, 2025	788	330	161	73	1,352
Depreciation	185	103	137	30	455
Disposals and other	(6)	1	(87)	(17)	(109)
As at December 31, 2025	967	434	211	86	1,698

Net carrying amount
As at January 1, 2025	1,354	626	649	66	2,695
As at December 31, 2025	1,577	716	713	93	3,099

(In millions of dollars)	Land and buildings	Cable and wireless networks	Customer premise equipment	Equipment and vehicles	Total right-of use assets
Cost
As at January 1, 2024	2,082	900	655	107	3,744
Additions	187	118	301	43	649
Disposals and other	(127)	(62)	(146)	(11)	(346)
As at December 31, 2024	2,142	956	810	139	4,047

Accumulated depreciation
As at January 1, 2024	727	284	118	54	1,183
Depreciation	157	108	119	24	408
Disposals and other	(96)	(62)	(76)	(5)	(239)
As at December 31, 2024	788	330	161	73	1,352

Net carrying amount
As at January 1, 2024	1,355	616	537	53	2,561
As at December 31, 2024	1,354	626	649	66	2,695

LEASE LIABILITIES
Variable lease payments during 2025 were $29 million (2024 - $20 million).
Below is a summary of the activity related to our lease liabilities for the year ended December 31, 2025. Certain of our lease liabilities are secured by the underlying right-of-use assets; the underlying right-of-use assets have a net carrying amount of $825 million as at December 31, 2025 (2024 - $715 million).

		Years ended December 31
(In millions of dollars)	Note	2025	2024

Lease liabilities, beginning of year		2,778	2,593
Net additions		771	656
Lease liabilities acquired through the MLSE Transaction	3	104	—
Interest expense on lease liabilities	12	147	137
Interest payments on lease liabilities		(123)	(130)
Principal payments of lease liabilities		(559)	(478)

Lease liabilities, end of year		3,118	2,778

Current liability		690	587
Long-term liability		2,428	2,191

Lease liabilities		3,118	2,778

OTHER LEASE MATTERS
During the year ended December 31, 2025, we sold wireless network tower and wireline conduit assets under construction for $144 million (2024 - $50 million) to an entity that will complete construction and from which we will lease space on those assets once complete for terms of 3 years. Under certain circumstances, we have an ability, which becomes available in 2031, to purchase that entity (from which we currently lease space on these and other wireless network towers and wireline conduit). The purchase price will be based on the entity earning a certain rate of return considering our ongoing lease payments; we currently estimate the purchase price, if elected at the time, would be approximately $400 million.